UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:           CAK Capital Management, Inc.
                d/b/a/ Knott Capital Management

Address:        224 Valley Creek Blvd.
                Suite 100
                Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     June M. George
Title:    Chief Compliance Officer
Phone:    (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ June M. George               Exton, PA                 April 12, 2007
----------------------      ----------------------      --------------------
    June M. George               City, State                     Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $731,945 (thousands)

List of Other Included Managers:          NONE

                           FORM 13F INFORMATION TABLE

FORM 13-F 3/31/07
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106    16622   224743 SH       SOLE                   224743
                                                               155     2090 SH       OTHER                    2090
Automatic Data Processing Inc. COM              053015103    23519   485938 SH       SOLE                   485938
                                                               259     5350 SH       OTHER                    5350
BP PLC ADS                     COM              055622104    16065   248105 SH       SOLE                   248105
                                                               218     3365 SH       OTHER                    3365
Bank of America                COM              060505104    25740   504504 SH       SOLE                   504504
                                                               584    11440 SH       OTHER                   11440
Bristol-Myers Squibb           COM              110122108     1624    58500 SH       OTHER                   58500
CVS Corp                       COM              126650100    32019   937861 SH       SOLE                   937861
                                                               369    10795 SH       OTHER                   10795
Cephalon Inc.                  COM              156708109    25769   361871 SH       SOLE                   361871
                                                               340     4780 SH       OTHER                    4780
Chevron Corp                   COM              166764100      348     4700 SH       SOLE                     4700
Colgate-Palmolive              COM              194162103    30274   453271 SH       SOLE                   453271
                                                               294     4400 SH       OTHER                    4400
Diageo                         COM              25243Q205    32759   404688 SH       SOLE                   404688
                                                               616     7615 SH       OTHER                    7615
Express Scripts Inc            COM              302182100    15775   195430 SH       SOLE                   195430
                                                               146     1805 SH       OTHER                    1805
Hartford Financial Services    COM              416515104    26490   277155 SH       SOLE                   277155
                                                               238     2485 SH       OTHER                    2485
Humana Inc.                    COM              444859102      319     5500 SH       SOLE                     5500
IBM Corp                       COM              459200101    18377   194963 SH       SOLE                   194963
                                                               181     1920 SH       OTHER                    1920
Illumina Inc                   COM              452327109      264     9000 SH       SOLE                     9000
JPMorgan Chase & Co            COM              46625H100    23943   494904 SH       SOLE                   494904
                                                               238     4910 SH       OTHER                    4910
Kellogg Company                COM              487836108    28363   551496 SH       SOLE                   551496
                                                               315     6125 SH       OTHER                    6125
L-3 Communications             COM              502424104    25380   290156 SH       SOLE                   290156
                                                               332     3800 SH       OTHER                    3800
McDonalds Corporation          COM              580135101    31027   688713 SH       SOLE                   688713
                                                               378     8380 SH       OTHER                    8380
Medco Health Solutions         COM              58405U102    21695   299120 SH       SOLE                   299120
                                                               210     2890 SH       OTHER                    2890
Microsoft Corporation          COM              594918104    27712   994327 SH       SOLE                   994327
                                                               431    15455 SH       OTHER                   15455
Novartis                       COM              66987V109    26138   478462 SH       SOLE                   478462
                                                               296     5415 SH       OTHER                    5415
Oneok Partners, L.P.           COM              68268N103      236     3500 SH       OTHER                    3500
Oracle Corporation             COM              68389X105    22750  1254816 SH       SOLE                  1254816
                                                               250    13765 SH       OTHER                   13765
PepsiCo Inc.                   COM              713448108    32362   509156 SH       SOLE                   509156
                                                               356     5605 SH       OTHER                    5605
Pharmaceutical Produc          COM              717124101      202     6000 SH       SOLE                     6000
Praxair Inc.                   COM              74005P104    28638   454867 SH       SOLE                   454867
                                                               239     3795 SH       OTHER                    3795
Principal Financial Group      COM              74251V102    20594   343973 SH       SOLE                   343973
                                                               191     3195 SH       OTHER                    3195
Rite Aid Corporation           COM              767754104      303    52500 SH       SOLE                    52500
Sanofi-Aventis ADS             COM              80105N105    16197   372249 SH       SOLE                   372249
                                                               335     7700 SH       OTHER                    7700
Staples Inc.                   COM              855030102    25397   982849 SH       SOLE                   982849
                                                               316    12225 SH       OTHER                   12225
Temple-Inland Inc.             COM              879868107      358     6000 SH       SOLE                     6000
Teva Pharmaceutical            COM              881624209    28886   771727 SH       SOLE                   771727
                                                               363     9700 SH       OTHER                    9700
Textron Inc.                   COM              883203101    30509   339746 SH       SOLE                   339746
                                                               766     8525 SH       OTHER                    8525
UnitedHealth Group             COM              91324P102    30913   583600 SH       SOLE                   583600
                                                               432     8150 SH       OTHER                    8150
Walgreen Company               COM              931422109     2616    57000 SH       OTHER                   57000
Western Union                  COM              959802109    29086  1325102 SH       SOLE                  1325102
                                                               354    16110 SH       OTHER                   16110
Wyeth                          COM              983024100     3477    69500 SH       OTHER                   69500